American Mutual Fund®
Investment portfolio
July 31, 2026
unaudited

Common stocks 97.00% Energy 4.57%	Shares	Value (000)
Baker Hughes Co., Class A	9,257,282	$559,973
Canadian Natural Resources, Ltd. (CAD denominated)	2,569,991	122,427
ConocoPhillips	3,634,647	437,902
EOG Resources, Inc.	5,198,121	772,909
ExxonMobil Holdings Corp.	12,404,175	1,928,105
Halliburton Co.	3,177,966	102,490
ONEOK, Inc.	4,680,069	424,997
TC Energy Corp.	4,748,173	320,169
TC Energy Corp. (CAD denominated)	10,592,999	713,328
		5,382,300
Materials 3.69%
Air Products and Chemicals, Inc.	3,346,364	986,809
Eastman Chemical Co.	2,040,607	142,740
Ecolab, Inc.	1,453,559	403,552
International Paper Co. (a)	34,578,554	1,411,842
Linde PLC	2,808,921	1,343,732
Newmont Corp.	698,954	65,499
		4,354,174
Industrials 11.84%
Automatic Data Processing, Inc.	3,417,475	910,620
BAE Systems PLC (ADR)	728,266	82,709
Carrier Global Corp.	28,530,680	1,763,481
Caterpillar, Inc.	427,525	348,352
General Dynamics Corp.	216,984	83,196
General Electric Co.	6,585,284	2,371,163
HEICO Corp., Class A	175,566	45,170
Honeywell Aerospace Inc. (b)	1,748,502	361,485
Honeywell International, Inc.	1,748,502	424,973
Illinois Tool Works, Inc.	1,036,089	297,306
Ingersoll-Rand, Inc.	1,768,717	147,476
Lockheed Martin Corp.	721,995	420,735
Northrop Grumman Corp.	299,823	162,648
Old Dominion Freight Line, Inc.	424,642	90,084
Otis Worldwide Corp.	1,510,925	108,711
Rolls-Royce Holdings PLC (ADR)	40,769,250	808,862
RTX Corp.	9,431,257	2,029,795
Stanley Black & Decker, Inc.	6,362,058	601,724
Union Pacific Corp.	4,960,056	1,448,981
Waste Management, Inc.	4,259,756	965,048
Watsco, Inc.	1,548,543	478,964
		13,951,483
American Mutual Fund — Page 1 of 7

unaudited
Common stocks (continued) Consumer discretionary 6.11%	Shares	Value (000)
Booking Holdings, Inc.	403,125	$77,763
Home Depot, Inc.	5,375,182	1,784,345
McDonald’s Corp.	4,137,990	1,119,906
Royal Caribbean Cruises, Ltd.	1,800,000	572,940
Starbucks Corp.	28,924,014	3,044,252
Tractor Supply Co.	19,522,280	600,701
		7,199,907
Consumer staples 10.10%
Altria Group, Inc.	20,092,913	1,372,949
British American Tobacco PLC (ADR)	23,792,879	1,443,038
Coca-Cola Co.	18,258,407	1,599,254
Costco Wholesale Corp.	82,370	78,407
Hershey Co.	2,537,620	444,210
Mondelez International, Inc., Class A	35,688,132	2,223,728
PepsiCo, Inc.	1,615,366	225,440
Philip Morris International, Inc.	19,997,923	3,816,004
Procter & Gamble Co.	4,836,048	698,761
		11,901,791
Health care 12.32%
Abbott Laboratories	8,092,368	855,363
AbbVie, Inc.	11,145,520	2,796,857
Amgen, Inc.	1,385,800	533,755
AstraZeneca PLC	639,848	108,544
Cencora, Inc.	544,460	169,512
Cigna Group (The)	139,586	38,951
CVS Health Corp.	10,479,452	1,094,369
Danaher Corp.	3,611,779	704,225
Eli Lilly and Co.	3,273,751	3,761,016
Gilead Sciences, Inc.	5,424,713	706,352
Humana, Inc.	1,021,240	371,588
Johnson & Johnson	4,504,451	1,154,716
Medtronic PLC	3,522,754	300,808
Sanofi	185,957	15,969
Sanofi (ADR)	1,577,744	67,969
Takeda Pharmaceutical Co., Ltd. (ADR)	18,157,900	310,319
Thermo Fisher Scientific, Inc.	888,861	510,473
UnitedHealth Group, Inc.	2,452,433	1,016,288
		14,517,074
Financials 11.41%
American International Group, Inc.	1,826,778	143,548
Apollo Asset Management, Inc.	1,843,101	231,475
Arthur J. Gallagher & Co.	311,308	77,646
Bank of America Corp.	2,295,209	142,188
Berkshire Hathaway, Inc., Class B (b)	351,327	179,718
BlackRock, Inc.	824,765	899,316
Blackstone, Inc.	5,599,356	715,318
Chubb, Ltd.	2,023,000	709,426
East West Bancorp, Inc.	1,761,851	230,802
Fidelity National Information Services, Inc.	12,292,603	550,340
Intact Financial Corp.	1,227,431	241,003
JPMorgan Chase & Co.	7,436,460	2,616,072
KKR & Co., Inc.	1,055,438	107,053
American Mutual Fund — Page 2 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Cos., Inc.	2,695,066	$511,227
Mastercard, Inc., Class A	1,029,950	590,264
Morgan Stanley	1,981,061	416,855
National Bank of Canada	2,553,059	412,959
PNC Financial Services Group, Inc.	4,216,235	1,053,511
Progressive Corp.	5,671,527	1,199,074
Truist Financial Corp.	9,238,283	478,913
U.S. Bancorp	4,934,892	310,948
Visa, Inc., Class A	556,595	203,786
Wells Fargo & Co.	16,514,637	1,427,690
		13,449,132
Information technology 23.35%
Accenture PLC, Class A	2,522,957	418,609
Amphenol Corp., Class A	5,848,540	939,860
Apple, Inc.	10,237,177	3,162,366
Applied Materials, Inc.	3,300,018	1,675,320
Broadcom, Inc.	12,773,366	4,972,416
Cisco Systems, Inc.	28,746,794	3,334,341
Cognizant Technology Solutions Corp., Class A	5,279,819	292,238
Corning, Inc.	7,755,800	1,072,239
KLA Corp.	2,513,080	459,441
Microsoft Corp.	13,205,627	6,136,919
Motorola Solutions, Inc.	1,225,551	534,034
NVIDIA Corp.	7,256,051	1,456,652
Oracle Corp.	2,393,328	310,822
Salesforce, Inc.	415,633	76,485
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,066,112	2,047,976
Texas Instruments, Inc.	2,298,775	633,864
		27,523,582
Communication services 5.04%
Alphabet, Inc., Class A	4,131,259	1,471,265
Alphabet, Inc., Class C	3,773,494	1,345,817
AT&T, Inc.	12,815,246	297,955
Comcast Corp., Class A	10,510,040	251,821
Meta Platforms, Inc., Class A	4,109,357	2,287,720
T-Mobile US, Inc.	650,352	112,322
Verizon Communications, Inc.	3,651,533	170,928
		5,937,828
Utilities 5.99%
American Electric Power Co., Inc.	1,415,991	181,034
CenterPoint Energy, Inc. (a)	39,817,933	1,673,946
Constellation Energy Corp.	3,069,795	806,589
Dominion Energy, Inc.	23,292,604	1,611,149
DTE Energy Co.	5,585,437	792,406
Exelon Corp.	3,141,817	143,958
NextEra Energy, Inc.	4,445,441	386,398
Pinnacle West Capital Corp.	2,457,400	248,173
Public Service Enterprise Group, Inc.	9,892,067	758,524
Xcel Energy, Inc.	5,936,294	464,218
		7,066,395
American Mutual Fund — Page 3 of 7

unaudited
Common stocks (continued) Real estate 2.58%	Shares	Value (000)
American Tower Corp. REIT	1,634,740	$283,399
Equinix, Inc. REIT	194,406	198,154
Extra Space Storage, Inc. REIT	2,087,088	308,972
Prologis, Inc. REIT	2,768,522	400,356
Public Storage REIT	1,251,593	405,729
Simon Property Group, Inc. REIT	510,966	117,200
UDR, Inc. REIT	13,935,189	531,767
Welltower, Inc. REIT	3,385,988	793,811
		3,039,388
Total common stocks (cost: $70,805,617,000)		114,323,054
Convertible stocks 0.64% Information technology 0.08%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (c)	2,257,292	94,535
Communication services 0.56%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	7,082,317	355,249
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	6,101,155	306,278
		661,527
Total convertible stocks (cost: $773,896,000)		756,062
Short-term securities 2.36% Money market investments 2.32%
Capital Group Central Cash Fund 3.70% (a)(d)	27,365,453	2,736,819
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 3.70% (a)(d)(e)	137,232	13,725
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (d)(e)	7,600,000	7,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (d)(e)	6,700,000	6,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	4,200,000	4,200
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (d)(e)	2,900,000	2,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.57% (d)(e)	2,900,000	2,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (d)(e)	2,100,000	2,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.64% (d)(e)	1,853,361	1,853
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.57% (d)(e)	400,000	400
		42,378
Total short-term securities (cost: $2,778,660,000)		2,779,197
Total investment securities 100.00% (cost: $74,358,173,000)		117,858,313
Other assets less liabilities (0.00%)		(304)
Net assets 100.00%		$117,858,009
American Mutual Fund — Page 4 of 7

unaudited
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 2.62%
Utilities 1.42%
CenterPoint Energy, Inc.	$1,053,180	$542,513	$48,160	$(1,513)	$127,926	$1,673,946	$24,203
Materials 1.20%
International Paper Co.	1,631,525	—	320,157	(117,516)	217,990	1,411,842	51,846
Total common stocks						3,085,788
Short-term securities 2.33%
Money market investments 2.32%
Capital Group Central Cash Fund 3.70% (d)	3,814,014	10,835,543	11,912,418	126	(446)	2,736,819	109,590
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.70% (d)(e)	62,814		49,089 (f)			13,725	— (g)
Total short-term securities						2,750,544
Total 4.95%				$(118,903)	$345,470	$5,836,332	$185,639

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	Non-income producing.
(c)	All or a portion of this security was on loan.
(d)	Rate represents the seven-day yield at 7/31/2026.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Represents net activity.
(g)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Mutual Fund — Page 6 of 7

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of July 31, 2026, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-003-0926
American Mutual Fund — Page 7 of 7